Share-based payments - Inputs to the models used for the valuation of the share options (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Y $ / shares	Dec. 31, 2023 USD ($) $ / shares
Binomial
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $		$ 0.46
Expected life of share options (years) | Y	9.85
Weighted average share price | $ / shares	$ 0.13	$ 0.52
Maximum | Binomial
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	67.66%
Risk-free interest rate (%)	4.59%
Maximum | Monte Carlo
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	73.45%
Risk-free interest rate (%)	4.48%
Bottom of range | Binomial
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	66.48%
Risk-free interest rate (%)	3.48%
Bottom of range | Monte Carlo
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $	$ 0.01
Expected volatility (%)	71.93%
Risk-free interest rate (%)	3.74%
Expected life of share options (years) | Y	9.88